Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions

The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2014, 2013 and 2012:

	2014	2013	2012
Expected dividends	1.11%	1.12%	1.08%
Expected term (in years)	9.33	9.56	6.09
Expected volatility	23%	25%	27%
Risk-free rate	2.62%	2.04%	1.27%

Summary of Stock Option Activity

A summary of the stock option activity for 2014, 2013 and 2012 is as follows:

	2014		2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	47,654	$36.43	48,987	$34.24	52,708	$31.24
Granted	3,250	45.75	5,500	44.16	6,000	42.06
Exercised	(6,144)	30.24	(5,973)	26.00	(8,788)	21.50
Forfeited or expired	(1,191)	35.36	(860)	33.07	(933)	34.85

Outstanding at end of year	43,569	$38.03	47,654	$36.43	48,987	$34.24

Options exercisable at year end	12,064	$34.59	12,009	$32.35	11,453	$29.69

Summary of Information about Stock Options

The following table summarizes information about stock options outstanding at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/14	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/14	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$ 23.63 - $ 35.75	11,145	$30.61	2.33 years	5,797	$29.73	2.05 years
$ 37.75 - $ 45.75	32,424	$40.58	6.42 years	6,267	$39.09	5.51 years

	43,569			12,064

Aggregate intrinsic value (in thousands)	$424			$159